Non-controlling Interests and Redeemable non-controlling Interest	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Non-controlling Interests and Redeemable non-controlling Interest
Non-controlling interests and redeemable non-controlling interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2018	2017
HLBV and other adjustments attributable to:
Non-controlling interests - Class A partnership units	$103,150	$39,850
Non-controlling interests - redeemable Class A partnership units	7,545	10,358
Other net earnings attributable to:
Non-controlling interests	(2,174)	(2,438)
	$108,521	$47,770
Redeemable non-controlling interests, held by related party	(2,622)	—
Net effect of non-controlling interests	$105,899	$47,770

17.	Non-controlling interests and redeemable non-controlling interests (continued)
The non-controlling Class A membership equity investors (“Class A partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(r).
The terms of the arrangement refer to the tax rate in effect when the benefits are delivered. As such, The U.S. federal corporate tax rate of 35% was used to calculate HLBV as at December 31, 2017. The reduced U.S. federal corporate tax rate of 21% and other certain measures included in the Tax Act effective January 1, 2018 were reflected in the calculation of HLBV in 2018. The changes accelerated HLBV income from future years to the first quarter of 2018 in the amount of $55,900.
Non-controlling interests
As of December 31, 2018, non-controlling interests of $519,896 (2017 - $602,636) includes Class A partnership units held by tax equity investors in certain U.S. wind power and solar generating facilities of $519,100 (2017 - $601,780) and other non-controlling interests of $$796 (2017 - $856). Contributions from Class A partnership investors of $15,250 and $42,750 was received for the Great Bay Solar Facility in 2018 and 2017, respectively (note 3(d)); $9,800 was received for the Bakersfield II Solar Facility on February 28, 2017 (note 3(g)); and, $166,595 was received for the Deerfield Wind Project on May 10, 2017 (note 8(f)(ii)).
Redeemable non-controlling interests
Non-controlling interests in subsidiaries that are redeemable upon the occurrence of uncertain events not solely within APUC’s control are classified as temporary equity on the consolidated balance sheets. If the redemption is probable or currently redeemable, the Company records the instruments at their redemption value. Redemption is not considered probable as of December 31, 2018. Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2018	2017	2018	2017
Opening balance	$—	$—	$41,553	$21,922
Net effect from operations	2,622	—	(7,545)	(10,356)
Contributions	305,000	—	—	31,105
Dividends and distributions declared	—	—	(644)	(1,118)
Closing balance	$307,622	$—	$33,364	$41,553

Contributions of $305,000 were received from Abengoa-Algonquin Global Energy Solutions B.V. for a preference share of AY Holdings (note 8(a)). Contributions from Class A partnership investors of $31,212 were received for the Luning Solar Facility on February 17, 2017 (note 3(f)).